CONTINGENCIES (Narrative) (Details) - USD ($)			1 Months Ended			2 Months Ended	12 Months Ended
	Apr. 02, 2024	Nov. 08, 2019	Jan. 20, 2021	May 30, 2019	Apr. 29, 2019	Mar. 31, 2024	Jan. 31, 2024	Jan. 31, 2023
Loss Contingencies [Line Items]
Attorney's fees	$ 108,876		$ 68,195			$ 110,240	$ 892,733	$ 716,349
Damages awarded to company			1,252
Statutory prevailing party fee			$ 640
Interest rate on unpaid judgment			9.00%
Damages alleged against company		$ 2,774,177
Oregon Action [Member] | Settled Litigation [Member]
Loss Contingencies [Line Items]
Damages alleged against company					$ 612,500
British Columbia Action [Member]
Loss Contingencies [Line Items]
Issue of common shares				1,800,000